PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2010	2011

Prepayment to service providers	3,733,037	2,064,174
Staff advances	495,677	665,587
Rental and other deposits	1,084,706	1,143,509
Interest receivables	632,176	267,947
Other current assets	33,472	4,808
	$5,979,068	$4,146,025